Distribution Date:	10/13/21	COMM 2014-UBS6 Mortgage Trust
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	COMM 2014-UBS6 Mortgage Trust Commercial Mortgage
Series 2014-UBS6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street, | New York, NY 10005
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			Andy Lindenman	(913) 317-4372
Additional Information	7
			11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	9		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	10-14		A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 1)	15-17	Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	18-20		Don Simon	(203) 660-6100
Principal Prepayment Detail	21		375 North French Road,Suite 100 | Amherst, NY 14228
Historical Detail	22	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	23				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	24		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	25	Controlling Class	DoubleLine Capital LP
		Representative
Specially Serviced Loan Detail - Part 2	26-27		-
Modified Loan Detail	28		, | ,
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12592PBA0	1.445000%	57,028,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592PBB8	2.935000%	102,973,000.00	3,064,315.47	3,064,315.47	7,494.80	0.00	0.00	3,071,810.27	0.00	0.00%	30.00%
A-3	12592PBC6	3.440000%	22,897,000.00	22,897,000.00	5,998,820.06	65,638.07	0.00	0.00	6,064,458.13	16,898,179.94	34.55%	30.00%
A-SB	12592PBD4	3.387000%	97,350,000.00	62,818,765.50	1,727,816.33	177,305.97	0.00	0.00	1,905,122.30	61,090,949.17	34.55%	30.00%
A-4	12592PBE2	3.378000%	275,000,000.00	275,000,000.00	0.00	774,125.00	0.00	0.00	774,125.00	275,000,000.00	34.55%	30.00%
A-5	12592PBF9	3.644000%	337,653,000.00	337,653,000.00	0.00	1,025,339.61	0.00	0.00	1,025,339.61	337,653,000.00	34.55%	30.00%
A-M	12592PBH5	4.048000%	97,263,000.00	97,263,000.00	0.00	328,100.52	0.00	0.00	328,100.52	97,263,000.00	25.33%	22.38%
B	12592PBJ1	4.349000%	57,400,000.00	57,400,000.00	0.00	208,027.17	0.00	0.00	208,027.17	57,400,000.00	19.89%	17.88%
C	12592PBL6	4.441703%	65,374,000.00	65,374,000.00	0.00	241,976.56	0.00	0.00	241,976.56	65,374,000.00	13.69%	12.75%
D	12592PAJ2	3.941703%	60,589,000.00	60,589,000.00	0.00	199,019.85	0.00	0.00	199,019.85	60,589,000.00	7.95%	8.00%
E	12592PAL7	4.441703%	12,756,000.00	12,756,000.00	0.00	47,215.30	0.00	0.00	47,215.30	12,756,000.00	6.74%	7.00%
F	12592PAN3	3.750000%	20,728,000.00	20,728,000.00	0.00	64,775.00	0.00	0.00	64,775.00	20,728,000.00	4.78%	5.38%
G*	12592PAQ6	3.750000%	28,701,000.00	28,701,000.00	0.00	55,149.42	0.00	0.00	55,149.42	28,701,000.00	2.06%	3.13%
H	12592PAS2	3.750000%	39,861,796.00	21,732,203.70	0.00	0.00	0.00	0.00	0.00	21,732,203.70	0.00%	0.00%
V	12592PAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592PAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592PAY9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,275,573,799.00	1,065,976,284.67	10,790,951.86	3,194,167.27	0.00	0.00	13,985,119.13	1,055,185,332.81

Notional Certificates
X-A	12592PBG7	0.868873%	990,164,000.00	798,696,080.97	0.00	578,304.80	0.00	0.00	578,304.80	787,905,129.11
X-B	12592PAA1	0.043341%	122,774,000.00	122,774,000.00	0.00	4,434.28	0.00	0.00	4,434.28	122,774,000.00
X-C	12592PAC7	0.500000%	60,589,000.00	60,589,000.00	0.00	25,245.42	0.00	0.00	25,245.42	60,589,000.00
X-D	12592PAE3	0.428193%	33,484,000.00	33,484,000.00	0.00	11,948.01	0.00	0.00	11,948.01	33,484,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-E	12592PAG8	0.691703%	68,562,796.00	50,433,203.70	0.00	29,070.65	0.00	0.00	29,070.65	50,433,203.70
Notional SubTotal			1,275,573,796.00	1,065,976,284.67	0.00	649,003.16	0.00	0.00	649,003.16	1,055,185,332.81

Deal Distribution Total					10,790,951.86	3,843,170.43	0.00	0.00	14,634,122.29

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592PBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592PBB8	29.75843639	29.75843639	0.07278413	0.00000000	0.00000000	0.00000000	0.00000000	29.83122051	0.00000000
A-3	12592PBC6	1,000.00000000	261.99152989	2.86666681	0.00000000	0.00000000	0.00000000	0.00000000	264.85819671	738.00847011
A-SB	12592PBD4	645.28778120	17.74849851	1.82132481	0.00000000	0.00000000	0.00000000	0.00000000	19.56982332	627.53928269
A-4	12592PBE2	1,000.00000000	0.00000000	2.81500000	0.00000000	0.00000000	0.00000000	0.00000000	2.81500000	1,000.00000000
A-5	12592PBF9	1,000.00000000	0.00000000	3.03666667	0.00000000	0.00000000	0.00000000	0.00000000	3.03666667	1,000.00000000
A-M	12592PBH5	1,000.00000000	0.00000000	3.37333333	0.00000000	0.00000000	0.00000000	0.00000000	3.37333333	1,000.00000000
B	12592PBJ1	1,000.00000000	0.00000000	3.62416672	0.00000000	0.00000000	0.00000000	0.00000000	3.62416672	1,000.00000000
C	12592PBL6	1,000.00000000	0.00000000	3.70141891	0.00000000	0.00000000	0.00000000	0.00000000	3.70141891	1,000.00000000
D	12592PAJ2	1,000.00000000	0.00000000	3.28475218	0.00000000	0.00000000	0.00000000	0.00000000	3.28475218	1,000.00000000
E	12592PAL7	1,000.00000000	0.00000000	3.70141894	0.00000000	0.00000000	0.00000000	0.00000000	3.70141894	1,000.00000000
F	12592PAN3	1,000.00000000	0.00000000	3.12500000	0.00000000	0.00000000	0.00000000	0.00000000	3.12500000	1,000.00000000
G	12592PAQ6	1,000.00000000	0.00000000	1.92151563	1.20348420	19.17009825	0.00000000	0.00000000	1.92151563	1,000.00000000
H	12592PAS2	545.18877423	0.00000000	0.00000000	1.70371501	55.06195531	0.00000000	0.00000000	0.00000000	545.18877423
V	12592PAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592PAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592PAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592PBG7	806.63009458	0.00000000	0.58404951	0.00000000	0.00000000	0.00000000	0.00000000	0.58404951	795.73194856
X-B	12592PAA1	1,000.00000000	0.00000000	0.03611742	0.00000000	0.00000000	0.00000000	0.00000000	0.03611742	1,000.00000000
X-C	12592PAC7	1,000.00000000	0.00000000	0.41666672	0.00000000	0.00000000	0.00000000	0.00000000	0.41666672	1,000.00000000
X-D	12592PAE3	1,000.00000000	0.00000000	0.35682744	0.00000000	0.00000000	0.00000000	0.00000000	0.35682744	1,000.00000000
X-E	12592PAG8	735.57682362	0.00000000	0.42400036	0.00000000	0.00000000	0.00000000	0.00000000	0.42400036	735.57682362

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	7,494.80	0.00	7,494.80	0.00	0.00	0.00	7,494.80	0.00
A-3	09/01/21 - 09/30/21	30	0.00	65,638.07	0.00	65,638.07	0.00	0.00	0.00	65,638.07	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	177,305.97	0.00	177,305.97	0.00	0.00	0.00	177,305.97	0.00
A-4	09/01/21 - 09/30/21	30	0.00	774,125.00	0.00	774,125.00	0.00	0.00	0.00	774,125.00	0.00
A-5	09/01/21 - 09/30/21	30	0.00	1,025,339.61	0.00	1,025,339.61	0.00	0.00	0.00	1,025,339.61	0.00
X-A	09/01/21 - 09/30/21	30	0.00	578,304.80	0.00	578,304.80	0.00	0.00	0.00	578,304.80	0.00
X-B	09/01/21 - 09/30/21	30	0.00	4,434.28	0.00	4,434.28	0.00	0.00	0.00	4,434.28	0.00
X-C	09/01/21 - 09/30/21	30	0.00	25,245.42	0.00	25,245.42	0.00	0.00	0.00	25,245.42	0.00
X-D	09/01/21 - 09/30/21	30	0.00	11,948.01	0.00	11,948.01	0.00	0.00	0.00	11,948.01	0.00
X-E	09/01/21 - 09/30/21	30	0.00	29,070.65	0.00	29,070.65	0.00	0.00	0.00	29,070.65	0.00
A-M	09/01/21 - 09/30/21	30	0.00	328,100.52	0.00	328,100.52	0.00	0.00	0.00	328,100.52	0.00
B	09/01/21 - 09/30/21	30	0.00	208,027.17	0.00	208,027.17	0.00	0.00	0.00	208,027.17	0.00
C	09/01/21 - 09/30/21	30	0.00	241,976.56	0.00	241,976.56	0.00	0.00	0.00	241,976.56	0.00
D	09/01/21 - 09/30/21	30	0.00	199,019.85	0.00	199,019.85	0.00	0.00	0.00	199,019.85	0.00
E	09/01/21 - 09/30/21	30	0.00	47,215.30	0.00	47,215.30	0.00	0.00	0.00	47,215.30	0.00
F	09/01/21 - 09/30/21	30	0.00	64,775.00	0.00	64,775.00	0.00	0.00	0.00	64,775.00	0.00
G	09/01/21 - 09/30/21	30	515,659.79	89,690.63	0.00	89,690.63	34,541.20	0.00	0.00	55,149.42	550,200.99
H	09/01/21 - 09/30/21	30	2,126,955.29	67,913.14	0.00	67,913.14	67,913.14	0.00	0.00	0.00	2,194,868.43
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,642,615.08	3,945,624.78	0.00	3,945,624.78	102,454.34	0.00	0.00	3,843,170.43	2,745,069.42

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592PBH5	4.048000%	97,263,000.00	97,263,000.00	0.00	328,100.52	0.00	0.00	328,100.52	97,263,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592PBJ1	4.349000%	57,400,000.00	57,400,000.00	0.00	208,027.17	0.00	0.00	208,027.17	57,400,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592PBL6	4.441703%	65,374,000.00	65,374,000.00	0.00	241,976.56	0.00	0.00	241,976.56	65,374,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			220,037,000.03	220,037,000.00	0.00	778,104.25	0.00	0.00	778,104.25	220,037,000.00

Exchangeable Certificate Details
PEZ	12592PBK8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 6 of 32

Additional Information
Total Available Distribution Amount (1)	14,634,122.29
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 7 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,960,641.82	Master Servicing Fee	7,847.88
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	3,286.76
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	444.16
ARD Interest	0.00	Operating Advisor Fee	1,598.96
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	13,177.76
Total Interest Collected	3,960,641.82

Principal		Expenses/Reimbursements
Scheduled Principal	10,790,951.86	Reimbursement for Interest on Advances	867.37
Unscheduled Principal Collections		ASER Amount	77,511.28
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	22,028.51
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,047.18
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	10,790,951.86	Total Expenses/Reimbursements	102,454.34

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,843,170.43
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,790,951.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	14,634,122.29
Total Funds Collected	14,751,593.68	Total Funds Distributed	14,749,754.39

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 8 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,065,976,284.67	1,065,976,284.67	Beginning Certificate Balance	1,065,976,284.67
(-) Scheduled Principal Collections	10,790,951.86	10,790,951.86	(-) Principal Distributions	10,790,951.86
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,055,185,332.81	1,055,185,332.81	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,069,660,295.11	1,069,660,295.11	Ending Certificate Balance	1,055,185,332.81
Ending Actual Collateral Balance	1,058,358,401.23	1,058,358,401.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.44%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 9 of 32

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	102,376,703.57	9.70%	37	4.4821	NAP	Defeased	13	102,376,703.57	9.70%	37	4.4821	NAP
	7,499,999 or less	26	100,247,570.07	9.50%	32	4.5747	1.937941	1.39 or less	20	292,356,761.93	27.71%	34	4.5481	0.889987
7,500,000 to 14,999,999		17	172,168,923.52	16.32%	33	4.5112	1.432294	1.40 to 1.44	2	11,092,288.92	1.05%	37	4.6844	1.440000
15,000,000 to 24,999,999		7	140,146,878.06	13.28%	57	4.5744	1.746579	1.45 to 1.54	4	53,769,521.47	5.10%	30	4.3582	1.487572
25,000,000 to 49,999,999		10	330,795,243.22	31.35%	36	4.4030	1.880973	1.55 to 1.99	17	205,768,698.83	19.50%	36	4.4728	1.784967
50,000,000 to 74,999,999		2	105,500,014.37	10.00%	35	4.6603	1.916920	2.00 to 2.49	13	288,226,606.41	27.32%	37	4.3775	2.235621
	75,000,000 or greater	1	103,950,000.00	9.85%	38	4.0299	2.260000	2.50 to 2.99	3	36,058,923.59	3.42%	113	4.6287	2.870081
	Totals	76	1,055,185,332.81	100.00%	38	4.4564	1.811134	3.00 or greater	4	65,535,828.09	6.21%	36	4.2496	4.176746
								Totals	76	1,055,185,332.81	100.00%	38	4.4564	1.811134
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	102,376,703.57	9.70%	37	4.4821	NAP	Ohio	3	45,789,740.64	4.34%	37	4.4870	0.939187
Alabama	8	53,237,714.82	5.05%	46	4.6449	1.401759	Oregon	2	4,968,757.42	0.47%	55	5.0738	2.157289
Arizona	63	85,910,522.07	8.14%	35	4.2277	2.568333	Pennsylvania	1	763,250.59	0.07%	155	4.6900	2.950000
California	11	145,452,802.40	13.78%	38	4.4225	1.878646	South Carolina	7	33,439,494.90	3.17%	34	4.6254	1.517313
Colorado	3	36,302,859.15	3.44%	37	4.7147	1.514269	South Dakota	1	3,735,508.34	0.35%	35	5.1500	2.000000
Connecticut	1	1,691,033.17	0.16%	155	4.6900	2.950000	Tennessee	2	1,996,564.81	0.19%	35	5.1500	2.000000
Florida	46	47,304,809.75	4.48%	52	4.5648	2.697832	Texas	17	81,935,858.73	7.77%	40	4.5139	1.394786
Georgia	9	17,222,584.95	1.63%	53	4.5492	2.391141	Virginia	2	47,522,734.98	4.50%	36	4.4550	1.447616
Illinois	5	42,945,832.88	4.07%	28	4.4093	2.207971	Wisconsin	2	15,583,991.11	1.48%	36	4.3544	2.216816
Indiana	1	555,495.85	0.05%	35	5.1500	2.000000	Wyoming	1	3,067,303.18	0.29%	35	5.1500	2.000000
Iowa	2	2,294,439.39	0.22%	35	5.1500	2.000000	Totals	249	1,055,185,332.81	100.00%	38	4.4564	1.811134
Kansas	2	2,310,540.73	0.22%	35	5.1500	2.000000
									Property Type³
Kentucky	3	12,692,193.52	1.20%	36	4.6722	1.586911
Louisiana	4	24,137,856.51	2.29%	38	4.3132	1.429362		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maine	2	3,550,343.06	0.34%	35	5.1500	2.000000		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	14,369,229.96	1.36%	37	4.5931	2.194460	Defeased	13	102,376,703.57	9.70%	37	4.4821	NAP
Massachusetts	3	3,473,474.17	0.33%	155	4.6900	2.950000	Industrial	3	38,474,348.12	3.65%	37	4.3339	1.659456
Michigan	3	21,116,472.83	2.00%	37	4.5288	1.902369	Lodging	9	155,316,101.40	14.72%	33	4.4914	1.274450
Minnesota	4	9,276,568.28	0.88%	36	4.6165	1.943508	Mixed Use	4	12,612,205.69	1.20%	27	4.6962	3.086530
Mississippi	4	2,511,807.33	0.24%	35	5.1500	2.000000	Mobile Home Park	23	43,740,805.64	4.15%	35	5.0947	1.980014
Missouri	1	29,343,937.80	2.78%	37	4.2000	1.470000	Multi-Family	12	159,976,366.92	15.16%	37	4.5497	1.239878
Nebraska	1	3,224,029.11	0.31%	36	5.0090	1.070000	Office	9	143,053,678.27	13.56%	37	4.3123	2.082803
Nevada	1	8,793,079.08	0.83%	37	4.6150	1.440000	Other	2	7,159,857.20	0.68%	36	5.0090	3.235848
New York	12	129,205,917.56	12.24%	32	4.2224	1.752006	Retail	139	330,925,880.73	31.36%	35	4.3286	2.061610
North Carolina	7	17,081,880.18	1.62%	37	4.4381	2.827037	Self Storage	35	61,549,385.29	5.83%	81	4.6140	2.534393
							Totals	249	1,055,185,332.81	100.00%	38	4.4564	1.811134

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	102,376,703.57	9.70%	37	4.4821	NAP	Defeased	13	102,376,703.57	9.70%	37	4.4821	NAP
	4.4999% or less	26	517,489,803.48	49.04%	35	4.2262	1.999332	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	26	315,630,818.19	29.91%	45	4.6086	1.516960	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	11	119,688,007.57	11.34%	35	5.0280	1.934978	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	76	1,055,185,332.81	100.00%	38	4.4564	1.811134	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	63	952,808,629.24	90.30%	38	4.4536	1.831456
								Totals	76	1,055,185,332.81	100.00%	38	4.4564	1.811134
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	102,376,703.57	9.70%	37	4.4821	NAP	Defeased	13	102,376,703.57	9.70%	37	4.4821	NAP
	60 months or less	62	929,513,501.23	88.09%	35	4.4477	1.803423	Interest Only	4	165,550,000.00	15.69%	37	4.0936	2.953398
	61 to 83 months	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	58	763,963,501.23	72.40%	35	4.5244	1.554225
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	75	1,031,890,204.80	97.79%	36	4.4511	1.785424	Totals	75	1,031,890,204.80	97.79%	36	4.4511	1.785424
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	102,376,703.57	9.70%	37	4.4821	NAP	239 months or less	1	23,295,128.01	2.21%	155	4.6900	2.950000
Underwriter's Information		1	1,983,927.02	0.19%	(23)	5.8170	1.260000	240 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	52	753,704,235.35	71.43%	40	4.4466	1.770857	Totals	1	23,295,128.01	2.21%	155	4.6900	2.950000
	13 months to 24 months	3	48,830,209.23	4.63%	36	4.7275	1.275737
	25 months or greater	7	148,290,257.64	14.05%	30	4.3807	2.330094
	Totals	76	1,055,185,332.81	100.00%	38	4.4564	1.811134
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 14 of 32

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10093248	1	RT	Various	Various	Actual/360	4.030%	349,090.09	0.00	0.00	N/A	12/06/24	--	103,950,000.00	103,950,000.00	10/06/21
2	10093249	1	LO	Scottsdale	AZ	Actual/360	4.207%	192,390.31	96,370.92	0.00	N/A	09/06/24	--	54,877,198.76	54,780,827.84	10/06/21
3	10093250	1	Various Various		Various	Actual/360	5.150%	218,146.94	111,169.32	0.00	N/A	09/06/24	--	50,830,355.85	50,719,186.53	10/06/21
4	10093251	1	RT	Various	Various	Actual/360	4.188%	160,171.88	0.00	0.00	N/A	10/06/24	--	45,900,000.00	45,900,000.00	10/06/21
5	10093252	1	MF	Tuscaloosa	AL	Actual/360	4.569%	145,688.34	77,363.15	0.00	N/A	11/06/24	--	38,267,704.29	38,190,341.14	11/06/19
6	10093253	1	OF	Los Angeles	CA	Actual/360	4.050%	127,490.74	59,827.18	0.00	N/A	11/06/24	--	37,775,034.01	37,715,206.83	10/06/21
7	10093254	1	MF	Akron	OH	Actual/360	4.530%	132,916.89	51,403.27	0.00	N/A	11/06/24	--	35,209,772.67	35,158,369.40	09/06/21
8	10087687	1	OF	Downers Grove	IL	Actual/360	4.360%	121,952.13	50,444.75	0.00	N/A	11/01/24	--	33,564,805.48	33,514,360.73	10/01/21
9	10091495	1	OF	Clayton	MO	Actual/360	4.200%	102,882.83	51,157.58	0.00	N/A	11/06/24	--	29,395,095.38	29,343,937.80	10/06/21
10	10093255	1	LO	Myrtle Beach	SC	Actual/360	4.643%	105,134.21	54,573.88	0.00	N/A	08/06/24	--	27,175,239.26	27,120,665.38	10/06/21
11	10093256	1	SS	Various	Various	Actual/360	4.690%	91,466.63	107,848.29	0.00	N/A	09/06/34	--	23,402,976.30	23,295,128.01	10/06/21
12	10093257	1	RT	Thornton	CO	Actual/360	4.655%	111,025.09	46,335.55	0.00	N/A	11/06/24	--	28,620,861.13	28,574,525.58	10/06/21
13	10088048	1	MF	Liverpool	NY	Actual/360	4.650%	108,920.78	45,770.26	0.00	N/A	10/06/24	--	28,108,589.18	28,062,818.92	09/06/21
14	10093258	1	RT	Lorton	VA	Actual/360	4.373%	99,325.70	41,064.40	0.00	N/A	10/06/24	--	27,256,081.84	27,215,017.44	10/06/21
15	10093259	1	LO	Carle Place	NY	Actual/360	4.290%	88,334.48	44,875.17	0.00	N/A	12/01/24	--	24,708,944.43	24,664,069.26	10/01/21
16	10086861	1	IN	Port Allen	LA	Actual/360	4.320%	82,554.53	41,457.10	0.00	N/A	12/01/24	--	22,931,814.11	22,890,357.01	10/01/21
18	10093261	1	LO	San Jose	CA	Actual/360	4.750%	74,420.61	53,684.76	0.00	N/A	11/06/24	--	18,800,996.89	18,747,312.13	03/06/21
19	10093262	1	MF	Austin	TX	Actual/360	4.420%	72,213.75	39,970.51	0.00	N/A	11/06/24	--	19,605,542.17	19,565,571.66	10/06/21
20	10093263	1	LO	San Jose	CA	Actual/360	4.920%	75,583.28	52,003.19	0.00	N/A	10/06/24	--	18,434,946.84	18,382,943.65	03/06/21
21	10093264	1	RT	Manassas	VA	Actual/360	4.565%	77,381.04	33,409.35	0.00	N/A	11/06/24	--	20,341,126.89	20,307,717.54	10/06/21
23	10093266	1	SS	Various	TX	Actual/360	4.380%	61,988.99	25,437.55	0.00	N/A	11/06/24	--	16,983,285.61	16,957,848.06	10/06/21
25	10093268	1	IN	Menasha	WI	Actual/360	4.390%	46,412.56	26,112.15	0.00	N/A	10/06/24	--	12,686,805.30	12,660,693.15	10/06/21
26	10087508	1	RT	Clovis	CA	Actual/360	4.520%	45,863.78	24,603.79	0.00	10/01/24	10/01/44	--	12,176,225.69	12,151,621.90	10/01/21
27	10093269	1	LO	Austin	TX	Actual/360	4.389%	42,880.85	24,134.07	0.00	N/A	10/05/24	--	11,724,087.52	11,699,953.45	10/05/20
28	10093270	1	RT	Las Vegas	NV	Actual/360	4.530%	45,080.63	21,020.39	0.00	N/A	11/06/24	--	11,941,888.33	11,920,867.94	10/06/21
30	10093272	1	LO	Emeryville	CA	Actual/360	4.138%	38,986.45	24,112.46	0.00	N/A	10/06/24	--	11,307,248.84	11,283,136.38	10/06/21
31	10093273	1	RT	Orange	CA	Actual/360	4.600%	46,499.15	17,581.40	0.00	N/A	10/06/24	--	12,130,213.32	12,112,631.92	10/06/21
32	10093274	1	Various Miami		FL	Actual/360	4.994%	46,062.66	19,384.85	0.00	N/A	11/06/24	--	11,068,320.93	11,048,936.08	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 15 of 32

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	10093275	1	RT	East Hampton	NY	Actual/360	4.410%	38,028.15	21,126.35	0.00	N/A	11/06/19	--	10,347,795.97	10,326,669.62	05/06/21
34	10093276	1	OF	El Paso	TX	Actual/360	4.510%	41,437.99	18,268.83	0.00	N/A	11/06/24	--	11,025,629.28	11,007,360.45	10/06/21
35	10093277	1	MF	Canton	MI	Actual/360	4.705%	44,315.52	16,088.91	0.00	N/A	10/06/24	--	11,302,575.84	11,286,486.93	10/06/21
36	10093278	1	RT	Southfield	MI	Actual/360	4.300%	35,265.48	20,407.56	0.00	N/A	11/06/24	--	9,841,528.49	9,821,120.93	10/06/21
37	10093279	1	OF	Owings Mills	MD	Actual/360	4.720%	38,208.77	18,973.70	0.00	N/A	11/06/24	--	9,714,093.28	9,695,119.58	10/06/21
38	10093280	1	RT	Lancaster	CA	Actual/360	4.450%	36,448.37	16,442.10	0.00	N/A	11/06/24	--	9,828,775.21	9,812,333.11	10/06/21
39	10093281	1	OF	Las Vegas	NV	Actual/360	4.615%	33,883.90	17,470.22	0.00	N/A	11/06/24	--	8,810,549.30	8,793,079.08	09/06/21
40	10093282	1	MF	Detroit	MI	Actual/360	4.607%	33,823.20	17,486.07	0.00	N/A	11/06/24	--	8,809,081.31	8,791,595.24	10/06/21
41	10093283	1	RT	Germantown	TN	Actual/360	4.700%	35,484.65	9,059,909.43	0.00	N/A	10/06/21	--	9,059,909.43	0.00	10/06/21
43	10093285	1	MF	Lexington	KY	Actual/360	4.749%	33,501.71	14,481.53	0.00	N/A	10/06/24	--	8,466,263.22	8,451,781.69	10/06/21
44	10085595	1	RT	Bradenton	FL	Actual/360	4.490%	30,914.95	14,633.27	0.00	N/A	11/01/24	--	8,262,348.73	8,247,715.46	10/01/21
45	10093286	1	LO	Fontana	CA	Actual/360	4.470%	29,441.62	15,999.77	0.00	N/A	11/06/24	--	7,903,791.20	7,887,791.43	10/06/21
46	10086038	1	MF	Clovis	CA	Actual/360	4.520%	29,307.74	15,639.14	0.00	N/A	11/01/24	--	7,780,814.62	7,765,175.48	10/01/21
47	10093287	1	MU	Los Angeles	CA	Actual/360	4.360%	30,883.33	0.00	0.00	N/A	10/06/24	--	8,500,000.00	8,500,000.00	10/06/21
48	10093288	1	MF	Houston	TX	Actual/360	4.724%	28,572.37	12,462.05	0.00	N/A	10/06/24	--	7,258,011.65	7,245,549.60	10/06/21
49	10093289	1	MF	St. Petersburg	FL	Actual/360	4.479%	27,262.01	12,162.18	0.00	N/A	11/06/24	--	7,303,955.67	7,291,793.49	09/06/21
50	10093290	1	OF	Houston	TX	Actual/360	4.714%	28,182.33	12,337.08	0.00	N/A	10/06/24	--	7,174,117.68	7,161,780.60	10/06/21
54	10093294	1	MF	Naples	FL	Actual/360	4.429%	26,513.19	10,669.99	0.00	N/A	11/06/24	--	7,183,524.27	7,172,854.28	09/06/21
55	10093295	1	SS	Thousand Oaks	CA	Actual/360	4.100%	24,600.00	0.00	0.00	N/A	11/06/24	--	7,200,000.00	7,200,000.00	10/06/21
56	10091682	1	LO	Peoria	IL	Actual/360	4.430%	22,792.74	12,635.95	0.00	N/A	10/06/19	--	6,174,104.82	6,161,468.87	07/06/20
57	10087886	1	MF	Greensboro	NC	Actual/360	4.400%	21,861.56	16,375.37	0.00	N/A	11/01/24	--	5,962,243.33	5,945,867.96	10/01/21
58	10093296	1	MF	Gresham	OR	Actual/360	4.500%	22,367.73	12,086.87	0.00	N/A	10/06/24	--	5,964,726.94	5,952,640.07	10/06/21
59	10093297	1	OF	Inver Grove Heights	MN	Actual/360	4.300%	20,908.51	12,099.42	0.00	N/A	11/06/24	--	5,834,932.62	5,822,833.20	10/06/21
60	10093298	1	SS	Gambrills	MD	Actual/360	4.473%	21,563.62	11,769.85	0.00	N/A	10/06/24	--	5,785,655.12	5,773,885.27	10/06/21
61	10093299	1	RT	Phoenix	AZ	Actual/360	4.625%	21,020.08	10,856.57	0.00	N/A	10/06/24	--	5,453,859.01	5,443,002.44	10/06/21
62	10093300	1	MF	Raleigh	NC	Actual/360	4.150%	19,903.20	9,506.05	0.00	N/A	11/06/24	--	5,755,141.64	5,745,635.59	10/06/21
64	10093302	1	OF	Los Gatos	CA	Actual/360	4.600%	18,030.09	9,396.38	0.00	N/A	10/06/24	--	4,703,501.70	4,694,105.32	10/06/21
65	10091730	1	RT	Helena	AL	Actual/360	4.690%	18,075.74	9,121.20	0.00	N/A	10/06/24	--	4,624,923.36	4,615,802.16	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 16 of 32

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
66	10093303	1	LO	Prattville	AL	Actual/360	5.000%	18,365.68	12,325.30	0.00	N/A	10/06/24	--	4,407,763.76	4,395,438.46	10/06/21
67	10087542	1	RT	Kerrville	TX	Actual/360	4.380%	17,666.10	8,187.18	0.00	N/A	11/01/24	--	4,840,027.23	4,831,840.05	10/01/21
69	10093305	1	RT	Hagerstown	MD	Actual/360	4.330%	16,891.26	7,071.36	0.00	N/A	11/06/24	--	4,681,181.74	4,674,110.38	10/06/21
70	10093306	1	98	Charlotte	NC	Actual/360	5.009%	16,474.82	11,025.56	0.00	N/A	10/06/24	--	3,946,853.65	3,935,828.09	10/06/21
71	10087797	1	RT	Lexington	KY	Actual/360	4.520%	16,000.43	7,488.76	0.00	N/A	11/01/24	--	4,247,900.59	4,240,411.83	10/01/21
74	10087796	1	RT	Tega Cay	SC	Actual/360	4.550%	13,914.16	6,472.26	0.00	N/A	10/01/24	--	3,669,669.80	3,663,197.54	10/01/21
75	10093308	1	RT	Anaheim	CA	Actual/360	4.450%	13,020.73	7,128.02	0.00	N/A	11/06/24	--	3,511,208.56	3,504,080.54	10/06/21
76	10093309	1	98	Omaha	NE	Actual/360	5.009%	13,495.33	9,031.58	0.00	N/A	10/06/24	--	3,233,060.69	3,224,029.11	10/06/21
77	10087086	1	RT	Lehi	UT	Actual/360	4.400%	12,502.45	6,526.46	0.00	N/A	11/01/24	--	3,409,758.28	3,403,231.82	10/01/21
78	10087380	1	IN	Menomonee Falls	WI	Actual/360	4.200%	10,251.75	5,773.34	0.00	N/A	11/01/24	--	2,929,071.30	2,923,297.96	10/01/21
79	10093310	1	LO	Columbus	OH	Actual/360	5.250%	12,039.09	7,436.46	0.00	N/A	11/06/24	--	2,751,791.70	2,744,355.24	10/06/21
80	10087572	1	SS	Fountain	CO	Actual/360	4.520%	9,934.83	5,301.40	0.00	N/A	11/01/24	--	2,637,564.32	2,632,262.92	10/01/21
81	10093311	1	RT	Lewisville	TX	Actual/360	4.727%	9,552.95	6,942.11	0.00	N/A	11/06/24	--	2,425,119.78	2,418,177.67	10/06/21
82	10093312	1	MF	Chicago	IL	Actual/360	4.950%	9,502.29	4,375.73	0.00	N/A	10/06/24	--	2,303,585.57	2,299,209.84	10/06/21
83	10091898	1	RT	Jensen Beach	FL	Actual/360	4.870%	8,973.34	4,249.66	0.00	N/A	10/06/24	--	2,211,091.08	2,206,841.42	10/06/21
84	10093313	1	MU	Brooklyn	NY	Actual/360	5.817%	9,633.08	3,299.31	0.00	N/A	11/06/19	--	1,987,226.33	1,983,927.02	04/06/19
85	10093314	1	MH	Sebring	FL	Actual/360	4.613%	6,773.54	3,494.89	0.00	N/A	11/06/24	--	1,762,031.71	1,758,536.82	10/06/21
86	10093315	1	MH	Leesburg	FL	Actual/360	4.560%	6,687.82	3,517.31	0.00	N/A	11/06/24	--	1,759,952.44	1,756,435.13	10/06/21
87	10086376	1	RT	Phoenix	AZ	Actual/360	4.600%	6,071.79	4,597.16	0.00	N/A	11/01/24	--	1,583,944.78	1,579,347.62	10/01/21
88	10085707	1	RT	Lady Lake	FL	Actual/360	4.500%	5,613.29	4,391.69	0.00	N/A	11/01/24	--	1,496,878.02	1,492,486.33	10/01/21
89	10087915	1	MH	Amboy	IL	Actual/360	4.700%	3,813.22	2,795.19	0.00	N/A	11/01/24	--	973,588.63	970,793.44	10/01/21
Totals								3,960,641.82	10,790,951.86	0.00				1,065,976,284.67	1,055,185,332.81
(1) Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 17 of 32

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	11,947,352.27	5,525,110.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	3,287,044.00	7,374,647.24	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	8,357,438.05	4,150,923.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	12,869.17	0.00
4	1	0.00	8,836,354.00	01/01/17	09/30/17	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	0.00	1,220,304.42	01/01/19	06/30/19	10/06/20	21,177,704.21	1,055,757.12	144,551.63	4,054,365.77	555,822.54	0.00
6	1	6,455,615.52	2,803,183.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	1,753,157.15	789,462.54	01/01/21	06/30/21	--	0.00	0.00	184,105.97	184,105.97	0.00	0.00
8	1	0.00	1,013,144.93	01/01/18	03/31/18	--	0.00	0.00	0.00	0.00	27,917.74	0.00
9	1	3,319,827.50	1,562,919.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	6,389,110.50	10,519,856.13	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	6,578,901.25	3,617,799.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	2,130,921.45	1,410,300.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	1,988,110.34	507,027.43	01/01/21	03/31/21	--	0.00	0.00	154,520.05	154,520.05	67,342.18	0.00
14	1	2,948,428.58	1,440,495.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	2,046,228.70	1,092,066.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	0.00	--	--	--	0.00	0.00	127,933.03	895,915.04	44,977.60	0.00
19	1	2,044,998.77	854,937.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	0.00	0.00	--	--	--	0.00	0.00	127,417.48	892,298.83	0.00	0.00
21	1	1,805,292.39	836,766.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,845,639.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	2,412,516.42	1,125,494.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	986,550.69	469,984.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	(148,543.83)	07/01/19	06/30/20	--	0.00	0.00	66,907.45	803,301.91	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1	(1,425,104.20)	(1,002,074.08)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,606,129.31	775,604.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	1,084,062.91	0.00	--	--	--	0.00	0.00	65,380.18	65,380.18	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 32

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1	0.00	(93,153.29)	01/01/17	03/31/17	--	0.00	0.00	59,059.65	295,450.22	11,295.49	0.00
34	1	1,686,986.50	1,133,400.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1	1,187,382.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	1,336,715.58	857,536.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	770,514.05	513,780.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	825,504.74	477,568.66	01/01/21	06/30/21	--	0.00	0.00	51,300.52	51,300.52	0.00	0.00
40	1	1,401,614.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	1,112,393.20	557,442.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	457,111.59	07/01/16	06/30/17	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	1,255,382.11	665,971.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	1,171,579.39	597,528.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	1,448,578.56	776,438.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1	0.00	0.00	--	--	--	0.00	0.00	39,379.76	39,379.76	0.00	0.00	Full Defeasance
50	1	844,917.31	412,897.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	0.00	0.00	--	--	--	0.00	0.00	37,139.48	37,139.48	0.00	0.00	Full Defeasance
55	1	1,284,860.95	624,199.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	0.00	797,060.30	01/01/19	06/30/19	--	0.00	0.00	35,372.09	530,850.39	201,963.56	0.00
57	1	950,952.94	469,360.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1	730,392.03	406,246.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	1	898,511.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	0.00	347,466.40	01/01/19	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	1	481,095.80	172,628.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 32

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
66	1	666,383.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	1	447,250.36	158,472.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	1	607,211.89	316,736.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	1	(37,023.97)	858,339.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	1	538,180.69	283,290.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	1	450,098.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	1	203,591.24	156,561.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	417.04	0.00
77	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	1	385,314.96	172,652.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	1	72,690.21	224,253.15	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	1	399,144.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	1	469,571.32	249,823.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
82	1	255,580.11	129,811.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	1	318,501.65	150,431.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	1	0.00	0.00	--	--	--	0.00	0.00	12,881.05	386,564.25	61,622.09	0.00
85	1	207,057.56	97,558.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
86	1	288,365.37	155,668.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
87	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
88	1	93,480.44	24,253.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
89	1	118,732.93	42,256.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		90,433,733.75	66,969,362.51				21,177,704.21	1,055,757.12	1,105,948.34	8,390,572.37	984,227.41	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	4	87,020,550.37	3	18,472,065.51	0	0.00	0	0.00	0	0.00	0	0.00	4.456384%	4.439429%	38
09/13/21	0	0.00	0	0.00	4	87,227,735.54	3	18,509,127.12	0	0.00	0	0.00	0	0.00	1	7,049,955.77	4.458608%	4.441703%	39
08/12/21	0	0.00	0	0.00	4	87,422,847.97	3	18,543,705.16	0	0.00	0	0.00	0	0.00	0	0.00	4.460993%	4.443994%	40
07/12/21	0	0.00	0	0.00	4	87,617,176.62	3	18,578,148.62	0	0.00	0	0.00	0	0.00	0	0.00	4.461134%	4.444135%	41
06/11/21	0	0.00	2	37,540,530.12	3	105,433,062.82	3	18,614,810.49	0	0.00	0	0.00	0	0.00	1	6,831,088.43	4.461283%	4.444282%	42
05/12/21	2	37,639,538.08	0	0.00	3	105,615,422.98	3	18,648,977.10	0	0.00	0	0.00	0	0.00	0	0.00	4.461979%	4.445016%	42
04/12/21	0	0.00	0	0.00	3	105,809,864.25	3	18,685,372.06	0	0.00	0	0.00	0	0.00	0	0.00	4.462125%	4.445161%	43
03/12/21	0	0.00	1	55,422,940.51	4	88,409,221.95	4	30,580,644.48	0	0.00	0	0.00	0	0.00	0	0.00	4.462261%	4.445296%	44
02/12/21	0	0.00	0	0.00	5	144,163,858.45	3	18,760,136.07	0	0.00	0	0.00	0	0.00	0	0.00	4.462422%	4.445456%	45
01/12/21	0	0.00	1	11,909,817.19	4	132,530,782.99	3	18,793,736.58	0	0.00	0	0.00	0	0.00	0	0.00	4.462556%	4.445589%	46
12/11/20	1	11,931,737.10	1	55,704,240.03	3	77,080,288.65	2	12,544,444.82	0	0.00	0	0.00	0	0.00	0	0.00	4.462689%	4.445721%	47
11/13/20	1	55,797,384.93	0	0.00	3	77,256,442.68	2	12,567,978.16	0	0.00	0	0.00	0	0.00	0	0.00	4.462829%	4.445861%	48
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	10093252	11/06/19	22	3	144,551.63	4,054,365.77	2,737,861.23	39,850,000.00	07/24/19	13
7	10093254	09/06/21	0	B	184,105.97	184,105.97	0.00	35,209,772.67
18	10093261	03/06/21	6	3	127,933.03	895,915.04	93,833.06	19,108,825.51	06/29/20	1
20	10093263	03/06/21	6	3	127,417.48	892,298.83	57,745.46	18,732,525.34	06/29/20	1
27	10093269	10/05/20	11	3	66,907.45	803,301.91	340,027.51	11,976,776.20	10/21/20	13
32	10093274	09/06/21	0	B	65,380.18	65,380.18	0.00	11,068,320.93
33	10093275	05/06/21	4	5	59,059.65	295,450.22	34,520.89	10,427,747.86	09/11/17	2		03/30/18
39	10093281	09/06/21	0	B	51,300.52	51,300.52	0.00	8,810,549.30
49	10093289	09/06/21	0	B	39,379.76	39,379.76	0.00	7,303,955.67
54	10093294	09/06/21	0	B	37,139.48	37,139.48	0.00	7,183,524.27
56	10091682	07/06/20	14	5	35,372.09	530,850.39	257,118.92	6,340,948.69	10/28/19	13		02/14/20
84	10093313	04/06/19	29	5	12,881.05	386,564.25	137,767.99	2,071,999.91	08/23/16	2		06/13/17
Totals					951,428.29	8,236,052.32	3,658,875.06	178,084,946.35
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		18,472,066	0	0		18,472,066
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		388,787,453	358,704,556	30,082,897		0
37 - 48 Months		612,479,064	555,541,411	56,937,653		0
49 - 60 Months		0	0			0
> 60 Months		35,446,750	35,446,750	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,055,185,333	949,692,717	0	0	93,182,019	12,310,597
Sep-21	1,065,976,285	960,239,422	0	0	93,401,840	12,335,022
Aug-21	1,074,663,167	968,696,614	0	0	93,608,784	12,357,769
Jul-21	1,076,293,699	970,098,374	0	0	93,814,899	12,380,427
Jun-21	1,078,032,185	916,443,781	0	37,540,530	111,643,287	12,404,586
May-21	1,086,493,331	924,589,393	37,639,538	0	111,837,341	12,427,059
Apr-21	1,088,232,629	963,737,392	0	0	112,044,196	12,451,040
Mar-21	1,089,849,527	927,298,100	0	55,422,941	94,655,156	12,473,330
Feb-21	1,091,808,281	928,884,287	0	0	150,423,653	12,500,342
Jan-21	1,093,411,216	930,176,879	0	11,909,817	138,802,083	12,522,437
Dec-20	1,095,007,890	931,464,418	11,931,737	55,704,240	83,363,050	12,544,445
Nov-20	1,096,715,003	944,798,246	55,797,385	0	83,551,394	12,567,978
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	10093252	38,190,341.14	39,850,000.00	24,300,000.00	03/11/20	1,133,004.42	1.23000	06/30/19	11/06/24	217
18	10093261	18,747,312.13	19,108,825.51	26,900,000.00	11/15/20	2,933,396.55	1.91000	12/31/19	11/06/24	216
20	10093263	18,382,943.65	18,732,525.34	27,100,000.00	11/15/20	2,770,809.22	1.81000	12/31/19	10/06/24	215
27	10093269	11,699,953.45	11,976,776.20	11,000,000.00	03/30/21	(468,181.83)	(0.58000)	06/30/20	10/05/24	275
33	10093275	10,326,669.62	10,427,747.86	7,300,000.00	11/13/20	(118,878.29)	(0.67000)	03/31/17	11/06/19	276
56	10091682	6,161,468.87	6,340,948.69	7,070,000.00	01/25/21	650,082.30	1.53000	06/30/19	10/06/19	275
84	10093313	1,983,927.02	2,071,999.91	3,500,000.00	12/02/20	205,173.00	1.26000	--	11/06/19	276
Totals		105,492,615.88	108,508,823.51	107,170,000.00		7,105,405.37

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 25 of 32

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	10093252	MF	AL	07/24/19	13

10/6/2021 09/10/21: Loan transferred to SS on 07/24/19 for imminent default. Loan is secured by an 1,164 unit student housing property in Tuscaloosa, AL. Receiver was appointed on 09/26/19 and deferred maintenance/life safety issues

(i.e. mold reme diation,entry gate repairs, roof repairs) have been addressed. Re-branding has been completed. As of 07/31/21, property is 46.31% occupied. Lawsuit was filed against Stillman College for breach of their master lease of 176 beds. Answer was filed on 11 /10/20 and a scheduling order was entered on 12/18/20 setting a jury trial for 03/21/22. Receiver is working to lease-up/stabilize the asset. Property is currently 33.33% pre-leased (as of 08/15/21).

18	10093261	LO	CA	06/29/20	1

10/6/2021 09/15/2021 - COVID-19 Relief Request “ Loan transferred to Special Servicing on 7/1/2020 for payment default. The loan is past due for the 4/6/2021 payment. Subject Collateral is a 196-room limited service hotel, flagged as a

	Wyndham Garden,	near theairport in San Jose, CA. The project was constructed in 1969 and renovated in 2012. Lender is underwriting its a modification.

20	10093263	LO	CA	06/29/20	1

10/6/2021 9/15/2021 - COVID-19 Relief Request “ Loan transferred to Special Servicing on 6/29/2020 for payment default. The loan is past due for the 4/6/2021 payment. Subject Collateral is a 207-room limited service hotel, flagged as a

	Wyndham Garden,	in SanJose, CA. The project was constructed in 1990, and renovated in 2012. Lender is underwriting a modification.

27	10093269	LO	TX	10/21/20	13

10/6/2021 9/30/21 - The subject loan transferred to special servicing on 10/21/2020 for imminent default. The loan is collateralized by a 210 key Wyndham Garden in Austin, TX. A Borrower consented receiver with authority to sell was

	appointed on 12/14/ 2020. Servicer is finalizing an assumption underwriting for a buyer through the receiver.

33	10093275	RT	NY	09/11/17	2

10/6/2021 09/10/21: Loan transferred to SS on 09/11/17 for imminent default. Loan is secured by a 9,500 sf single-tenant retail property in East Hampton, NY which was net leased to luxury fashion retailer Scoop NYC through Sep-25. Tenant

	went out of businessand vacated in Jun-16.			Counsel was engaged to proceed with foreclosure. Complaint filed 03/30/18. Consensual receiver order entered 04/25/18. Construction plans were approved by the East Hampton Design Review

Board on 10/09/18 and renovations w ere subsequently completed to demise the property into two suites. Property is currently 100% occupied. Property is currently under contract with closing scheduled for October 2021.

56	10091682	LO	IL	10/28/19	13

10/6/2021 10/04/2021: The loan transferred to Special Servicing on 10/28/2019 due to Maturity Default. The collateral consists of a 105 room Staybridge Suites hotel located in Peoria, IL. The Borrower had been marketing the property for sale but was n ot beenable to obtain an offer to pay off the loan in full at maturity. A Receiver was appointed on March 13, 2020. The property was successfully auctioned in a Ten-X auction in August. Closing is expected to occur in October.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 26 of 32

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
84	10093313	MU	NY	08/23/16	2

10/6/2021 09/10/21: Loan is secured by a 5,025 sf mixed use building in Brooklyn, NY. Loan transferred to Special Servicer on 08/23/16 for delinquency as well as multiple non-compliance issues. Counsel has been engaged. A notice of default was issue d 01/19/17 and the loan was subsequently accelerated on 04/03/17. Complaint was filed 06/13/17 and a motion to appoint receiver was filed 10/30/17. Motion was filed on 01/02/19 requesting permission to move for summary

	judgment and a MSJ was subsequentl y filed on 05/21/19. Hearing on MSJ was repeatedly adjourned but was ultimately entered on 03/16/21.						Magistrate has been assigned. Awaiting hearing to determine the amount due which is expected to occur within the next 30 days. In the meantime, SS con tinuing to engage borrower regarding settlement/payoff.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
42	10093284	1	8,655,112.37	5.60000%	8,655,112.37 2.00000%		9	12/13/16	02/06/16	11/18/16
Totals			8,655,112.37		8,655,112.37
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	10093260	10/11/19	22,951,141.22	37,000,000.00	1,415,720.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
22	10093265	05/11/18	17,950,155.96	28,780,000.00	949,570.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
24	10093267	01/10/20	14,046,567.56	9,410,000.00	4,183,317.17	1,502,146.25	4,183,317.17	2,681,170.92	11,365,396.63	0.00	(23,580.00)	11,388,976.63	77.08%
29	10093271	11/13/18	12,806,586.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
42	10093284	01/11/19	8,655,112.37	4,450,000.00	1,871,362.94	0.00	1,871,362.94	1,871,362.94	7,067,927.04	0.00	327,310.73	6,740,616.31	70.95%
53	10093293	08/12/19	6,900,225.90	11,100,000.00	59,917.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
63	10093301	05/12/17	5,524,676.63	8,400,000.00	92,116.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
68	10093304	06/12/19	4,802,399.57	7,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
72	10086404	10/11/19	3,819,429.07	6,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
73	10093307	08/12/19	3,851,980.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			101,308,275.82	113,040,000.00	8,572,004.63	1,502,146.25	6,054,680.11	4,552,533.86	18,433,323.67	0.00	303,730.73	18,129,592.94

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	10093260	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	10093265	05/25/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	10093267	09/13/21	0.00	0.00	11,388,976.63	0.00	0.00	3,625.00	0.00	0.00	11,388,976.63
		08/12/21	0.00	0.00	11,385,351.63	0.00	0.00	153.00	0.00	0.00
		03/12/20	0.00	0.00	11,385,198.63	0.00	0.00	7,830.00	0.00	0.00
		02/12/20	0.00	0.00	11,377,368.63	0.00	0.00	11,972.00	0.00	0.00
		01/10/20	0.00	0.00	11,365,396.63	0.00	0.00	11,365,396.63	0.00	0.00
29	10093271	11/26/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	10093284	07/12/19	0.00	0.00	6,740,616.31	0.00	0.00	(327,310.73)	0.00	0.00	6,740,616.31
		01/11/19	0.00	0.00	7,067,927.04	0.00	0.00	7,067,927.04	0.00	0.00
53	10093293	08/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
63	10093301	05/25/17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	10093304	06/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
72	10086404	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
73	10093307	08/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	18,129,592.94	0.00	0.00	18,129,592.94	0.00	0.00	18,129,592.94

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 30 of 32

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	7,972.44	0.00	0.00	77,511.28	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	1,546.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,916.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	33.21	0.00	0.00	0.00
20	0.00	0.00	3,840.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	2,442.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	2,155.79	0.00	0.00	0.00	0.00	0.00	709.30	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	92.62	0.00	0.00	0.00
56	0.00	0.00	1,286.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	14.88	0.00	0.00	0.00
65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	17.03	0.00	0.00	0.00
66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.33	0.00	0.00	0.00
70	0.00	0.00	0.00	0.00	275.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	0.00	0.00	225.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	414.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	22,028.51	0.00	2,047.18	77,511.28	0.00	0.00	867.37	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		102,454.34

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 31 of 32

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 32 of 32